SCHEDULE OF INCOME TAX EXPENSES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Loss before income tax	$ (2,334,984)	$ (3,129,812)	$ (2,051,903)	$ (1,935,626)
Tax calculated at tax rate of 17%		(532,068)	(348,823)	(329,056)
- different tax rates in other countries		(41,874)	66,321	(69,479)
- deferred tax assets not recognized		327,624	214,613	236,754
- expenses not deductible for tax purposes		268,077	75,270	173,669
- income not subject to tax		(20,119)	(7,381)	(11,888)
Income tax expenses	$ 1,224	$ 1,640